Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
One-time income	$ (18)	$ 211	$ 0
One-time expenses			$ 684
BARDA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	31.00%	56.00%	51.00%
Vericel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	12.00%	4.00%	28.00%
MTEC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	34.00%	10.00%	2.80%